Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary Of Transactions Between Related Parties
36.1. Transactions with related parties

(in €‘000)	Relationship	2024	2023	2022
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		—	—	1,743
Reimbursement of advisory fees		—	—	953
Share-based payment expenses		—	—	74,001
Meridiam Europe IV A S.A.S.	Other related party
Convertible debt		150,000	—	—
Interest expense on convertible debt		230	—	—
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		—	—	1,066
EV Cars	Other related party
Revenue from contracts with related party		9,734	15,585	51,424
Meridiam Faolan EV Cars GmbH & Co. KG	Other related party
Revenue from contracts with related party		43,199	—	—
Voltalis	Other related party
Revenue from contracts with related party		5,455	5,455	2,268
Fair value losses on pref. shares derivatives and net loss on sale of pref. shares derivatives		—	—	69
Executive Board Member	Key management
Other payments		—	—	4,740
36.2. Balances with related parties
At December 31, 2024 and 2023, the Group held the following balances with related parties:

(in €‘000)	Relationship	December 31, 2024	December 31, 2023
Meridiam Europe IV A S.A.S.	Other related party
Convertible debt		(150,000)	—
Interest payable on convertible debt		(229)	—
EV Cars	Other related party
Contract assets with related party		—	—
Contract liabilities with related party		(7,883)	(6,241)
Trade receivables from related party		5,896	7,178
Trade payable to related party		(727)	(220)
Meridiam Faolan EV Cars GmbH & Co. KG	Other related party
Contract assets with related party		—	—
Contract liabilities with related party		(14,500)	—
Trade receivables from related party		1,084	—
Trade payable to related party		(677)	—
Voltalis	Other related party
Current receivables from related party		1,637	—

Summary Of Information About Key Management Personnel
The following remuneration of key management personnel was recognized as an expense in the consolidated statement of profit or loss for the years ended December 31, 2024, 2023 and 2022:

(in €‘000)	2024	2023	2022
Short-term employee benefits	1,702	3,210	5,262
Share-based payments	(8,645)	14,422	41,230
Total	(6,943)	17,632	46,492